Annual Fund Operating Expenses - Elfun International Equity Fund - Elfun International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.37%	[1]

[1]	The Fund's “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees. Amounts do not reflect non-recurring expenses incurred during the prior fiscal year.